Fair Value Measurements	12 Months Ended
Mar. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Disclosures Text Block
10. Fair Value of Financial Instruments

The carrying amount and estimated fair values of the Company's debt are summarized as follows:

	2012		2011
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
	(In thousands)
Long-term debt, including
current portion	$234,209	$231,416	$232,619	$230,237

The estimated fair value for long-term debt is determined by the quoted market prices for similar debt (comparable to the Company's financial strength) or current rates offered to the Company for debt with the same maturities.